Other Accrued Liabilities - Summary of Other Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Accrued outside services		$ 690	$ 556
Accrued professional services		220	251
Accrued interest		57	284
Deferred revenue		120	0
Other accruals		22	0
Total other accrued liabilities	$ 1,727	$ 1,109	$ 1,091